Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2016
Compensation and Retirement Disclosure [Abstract]
Compensation Expense to be Recognized	The remaining compensation expense to be recognized at December 31, 2016, is as follows:

Year Ending December 31,	Approximate Future Compensation Expense
2017	$88
2018	54
2019	9
2020	2

Total	$153

Summary of Shares Held by Employee Stock Ownership Plan (ESOP)

At December 31, 2016, shares held by the ESOP were as follows:

December 31, 2016
Earned ESOP shares	101,654
Unearned ESOP shares	498,346

Total ESOP shares	600,000

Share Price at December 31, 2016	$13.46

Fair value of unearned shares	$6,707,737